Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets Disclosure	Prepaid expenses and other current assets consisted of the following:

	June 30, 2025	December 31, 2024
Current tax assets	$3,211	$4,583
Prepaid Expenses	2,612	3,395
Other	3,596	3,623
Total	$9,419	$11,601